Provisions for Other Liabilities and Charges - Summary of Analysis of Provisions (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Current	£ 85	£ 40	[1]
Non-current	14	7	[1]
Total	99	47
Property [member]
Disclosure of other provisions [line items]
Current	9	11
Non-current	13	4
Total	22	15
Disposals and closures [member]
Disclosure of other provisions [line items]
Current	2	2
Non-current	0	0
Total	2	2
Legal and other [member]
Disclosure of other provisions [line items]
Current	74	27
Non-current	1	3
Total	£ 75	£ 30

[1]	Comparative balances have been restated – see Note 1b.